CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 155,476	$ 179,447
Short-term investments	5,991	6,570
Restricted cash	37,608	35,441
Trade receivables	90,892	75,899
Inventories:
Ore stockpiles	22,121	28,155
Concentrates and dore bars	66,742	57,528
Supplies	162,024	182,389
Income taxes recoverable		371
Available-for-sale securities (note 7)	132,379	145,411
Fair value of derivative financial instruments (note 9)	2,360
Other current assets	92,109	110,369
Total current assets	767,702	821,580
Other assets	94,357	88,048
Goodwill	229,279	229,279
Property, plant and mine development	3,907,085	3,895,355
TOTAL ASSETS	4,998,423	5,034,262
Current
Accounts payable and accrued liabilities	173,695	203,547
Environmental remediation liability (note 12)	39,746	26,069
Interest payable	19,193	9,356
Income taxes payable	19,869
Capital lease obligations	11,409	11,068
Fair value of derivative financial instruments (note 9)		4,404
Total current liabilities	263,912	254,444
Long-term debt (note 8)	830,000	920,095
Reclamation provision and other liabilities	127,493	145,988
Deferred income and mining tax liabilities	525,170	498,572
SHAREHOLDERS' EQUITY
Common shares (note 5): Issued - 171,194,430 common shares, less, 314,100 shares held in trust	3,182,923	3,181,381
Stock options (note 6)	129,962	117,694
Warrants	24,858	24,858
Contributed surplus	15,665	15,166
Deficit	(84,579)	(129,021)
Accumulated other comprehensive loss	(16,981)	(7,106)
Total common shareholders' equity	3,251,848	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,251,848	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,998,423	$ 5,034,262